Segment Information (Details) - Schedule of segment information - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2019
Revenues from external customers		S/ 1,392,701	S/ 1,262,934	S/ 1,220,750
Cost of sales		(905,806)	(796,206)	(732,956)
Gross profit margin		486,895	466,728	487,794
Other operating income, net		2,645	(8,697)	(4,357)
Administrative expenses		(174,482)	(172,141)	(195,617)
Selling and distribution expenses		(44,533)	(44,117)	(41,678)
Impairment on brine project				(47,582)
Finance costs		(77,986)	(87,338)	(73,759)
Finance income		2,576	4,970	5,842
Net loss on settlement of derivate financial instruments		(1,491)	(34,887)
Gain (loss) from exchange difference, net		729	(8,377)	(2,226)
Profit (loss) before income tax		194,353	116,141	128,417
Income tax expense		(62,306)	(40,995)	(47,032)
Net income (loss) from continuing operations		132,047	75,146	81,385
Net loss from discontinued operations				(754)
Profit (loss) for the year		132,047	75,146	80,631
Cement Concrete And Precast [Member]
2019
Revenues from external customers		1,289,034	1,134,696	1,071,759
Cost of sales		(808,568)	(675,218)	(599,729)
Gross profit margin		480,466	459,478	472,030
Other operating income, net		2,701	(8,191)	(4,127)
Administrative expenses		(165,758)	(166,127)	(174,087)
Selling and distribution expenses		(42,306)	(43,015)	(39,334)
Finance costs		(77,947)	(87,327)	(73,759)
Finance income		2,553	4,945	5,779
Net loss on settlement of derivate financial instruments		(1,491)	(34,887)
Gain (loss) from exchange difference, net		718	(8,227)	(2,012)
Profit (loss) before income tax		198,936	116,649	184,490
Income tax expense		(63,775)	(41,214)	(67,568)
Net income (loss) from continuing operations		135,161	75,435	116,922
Profit (loss) for the year		135,161	75,435	116,922
Construction supplies [Member]
2019
Revenues from external customers		67,225	68,982	66,442
Cost of sales		(64,422)	(67,249)	(64,569)
Gross profit margin		2,803	1,733	1,873
Other operating income, net		(25)	(322)	36
Administrative expenses		(3,490)	(553)	(1,499)
Selling and distribution expenses		(891)	(1,066)	(2,287)
Impairment on brine project
Finance costs		(37)	(11)
Finance income		23	25	48
Gain (loss) from exchange difference, net		6	(26)	(17)
Profit (loss) before income tax		(1,611)	(220)	(1,846)
Income tax expense		516	116	676
Net income (loss) from continuing operations		(1,094)	(104)	(1,170)
Profit (loss) for the year		(1,094)	(104)	(1,170)
Quicklime [Member]
2019
Revenues from external customers		36,109	57,564	80,707
Cost of sales		(32,564)	(52,313)	(67,036)
Gross profit margin		3,545	5,251	13,671
Administrative expenses		(1,745)	(2,186)	(15,613)
Selling and distribution expenses		(445)
Impairment on brine project
Finance costs
Finance income
Gain (loss) from exchange difference, net		4	(111)	(183)
Profit (loss) before income tax		1,359	2,954	(2,125)
Income tax expense		(436)	(1,043)	778
Net income (loss) from continuing operations		923	1,911	(1,347)
Profit (loss) for the year		923	1,911	(1,347)
Other [Member]
2019
Revenues from external customers	[1]	333	1,692	1,842
Cost of sales	[1]	(252)	(1,426)	(1,622)
Gross profit margin	[1]	81	266	220
Other operating income, net	[1]	(31)	(184)	(266)
Administrative expenses	[1]	(3,489)	(3,275)	(4,418)
Selling and distribution expenses	[1]	(891)	(36)	(57)
Impairment on brine project	[1]			(47,582)
Finance costs	[1]	(2)
Finance income	[1]			15
Net loss on settlement of derivate financial instruments	[1]
Gain (loss) from exchange difference, net	[1]	1	(13)	(14)
Profit (loss) before income tax	[1]	(4,331)	(3,242)	(52,102)
Income tax expense	[1]	1,389	1,146	19,082
Net income (loss) from continuing operations	[1]	(2,943)	(2,096)	(33,020)
Net loss from discontinued operations	[1]			(754)
Profit (loss) for the year		S/ (2,943)	S/ (2,096)	S/ (33,774)

[1]	The "other" segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including brine project).